Securities Act Registration No. 333 -146552

Investment Company Act Registration No. 811 -22131

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 25 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26 ☒

(Check appropriate box or boxes.)

Miller Investment Trust

(Exact Name of Registrant as Specified in Charter)

20 William Street

Wellesley, Massachusetts 02481

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 416-4000

Greg Miller

20 William Street

Wellesley, Massachusetts 02481

(Name and Address of Agent for Service)

With copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP 1919 M Street, N.W. Suite 700

Washington, D.C. 20036

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Miller Convertible Bond Fund, Miller Convertible Plus Fund and Miller Intermediate Bond Fund, each a series of the Miller Investment Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statemnt under Rule 485(b) and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wellesley, Commonwealth of Massachusetts, on the 9th day of March, 2018.

Miller Investment Trust*

*By: /s/ Greg Miller

Greg Miller

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of March, 2018.

Name	Title	Date
/s/Greg Miller	President, Principal Executive Officer, Treasurer, Principal Financial Officer, and Trustee	March 9, 2018
Michael Blank	Trustee	March 9, 2018
Neal Chorney	Trustee	March 9, 2018
Daniel Mainzer	Trustee	March 9, 2018

*By:    /s/ Greg Miller

   Greg Miller

   Attorney-in-Fact pursuant to Powers of Attorney

INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase